LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2017	2016
Long-term debt:
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	—	65,445
3.25% senior unsecured convertible bonds due 2018	63,218	184,202
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	92,477	87,801
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	61,001	—
5.75% senior unsecured convertible bonds due 2021	225,000	225,000
U.S. dollar denominated floating rate debt due through 2023	1,081,204	1,017,558
Total debt principal	1,522,900	1,580,006
Less: unamortized debt issuance costs	(18,893)	(27,132)
Less: current portion of long-term debt	(313,823)	(174,900)
Total long-term debt	1,190,184	1,377,974

Schedule of maturities of debt
The outstanding debt as of December 31, 2017, is repayable as follows:

Year ending December 31,	(in thousands of $)
2018	313,823
2019	267,102
2020	201,181
2021	467,512
2022	190,340
Thereafter	82,942
Total debt principal	1,522,900